SCHEDULE OF DEPOSITS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Non Interest bearing transaction	$ 103,324	$ 92,241	$ 60,392
Interest bearing transaction	51,615	48,141	27,285
Savings	102,368	97,168	81,592
Certificates of deposit	12,212	9,148	3,740
TOTAL DEPOSITS	$ 269,519	$ 246,698	$ 173,009